Fair Value Measurements	12 Months Ended
Jan. 31, 2025
Fair Value Measurements

18. Fair Value Measurements

Fair value estimates of financial instruments are made at a specific point in time, based on relevant information about financial markets and specific financial instruments. As these estimates are subjective in nature, involving uncertainties and matters of significant judgment, they cannot be determined with precision. Changes in assumptions can significantly affect estimated fair values.

Financial assets and liabilities measured at fair value in the consolidated statements of financial position are grouped into three levels of fair value hierarchy. Assessment of the significance of a particular input to the fair value measurement requires judgment and may affect the placement within the fair value hierarchy level.

The carrying values of accounts receivable excluding tax receivables, due to related parties and amounts payable and accrued liabilities approximate the fair values due to the short-term nature of these items. The fair value of the convertible debentures and loans payable is partially derived from market interest rates. The risk of material change in fair value is not considered to be significant due to a relatively short-term nature. The Company does not use derivative financial instruments to manage this risk.

The following is an analysis of the Company’s financial assets and liabilities at fair value as at January 31, 2025 and 2024:

	As at January 31, 2025
	Level 1 $	Level 2 $	Level 3 $

Cash	8,180	-	-
Warrant liabilities	-	-	312,936

	As at January 31, 2024
	Level 1 $	Level 2 $	Level 3 $

Cash	37,384	-	-
Warrant liabilities	-	-	279,500